Consolidated Statements of Financial Position - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	R$ 137,792	R$ 575,235
Financial assets at fair value through profit or loss	11,712,650	9,273,217
- Government bonds	11,369,995	8,684,734
- Private securities	174,349	405,612
- Investment fund quotas	168,306	182,871
Financial assets at fair value through other comprehensive income	3,308,755	2,379,657
- Private securities	1,385,470	1,063,568
- Investment fund quotas	1,923,285	1,316,089
Derivative financial instruments	1,023,349	1,071,190
Financial assets at amortized cost	1,124,190	1,576,438
- Loans	184,958	346,523
- Other financial assets at amortized cost	939,232	1,229,915
Other assets	26,874	27,260
Deferred tax assets	92,425	95,639
Property, plant and equipment	44,265	42,329
Intangible assets	12,283	15,522
Total assets	17,482,583	15,056,487
Liabilities and shareholder’s equity
Financial liabilities at fair value through profit or loss	33,222
Financial liabilities at amortized cost	16,062,202	13,664,510
- Repurchase agreements	9,938,917	8,056,208
- Client deposits	1,637,964	2,627,471
- Funds from securities issued	3,703,658	1,841,558
- Other financial liabilities	781,663	1,139,273
Derivative financial instruments	344,451	317,315
Amounts payable	53,934	93,253
- Suppliers	11,243	16,022
- Other amounts payable	42,691	77,231
Taxes payable	19,998	12,806
Current tax liabilities	9,382	15,914
Deferred tax liabilities	176,096	148,099
Total liabilities	16,699,285	14,251,897
Shareholders’ equity
Capital	674,940	674,940
Capital reserves	(30,193)	(30,193)
Profit reserves	149,025	169,245
Other comprehensive (loss)	(10,474)	(9,402)
Total shareholders’ equity	783,298	804,590
Total liabilities and shareholders’ equity	R$ 17,482,583	R$ 15,056,487